As filed with the Securities and Exchange Commission on June 17, 2016

File No. 333-208952

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 2	[X]

Franklin Managed Trust
(Exact Name of Registrant as Specified in Charter)

(650) 312-2000
(Registrant's Area Code and Telephone Number)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of Principal Executive Offices: Number, Street, City, State, and Zip Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, Ca 94403-1906
(Name and Address of Agent for Service)

Copies to:

Bruce G. Leto, Esquire
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that the filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Part A and B of this Amendment are incorporated by reference to the definitive materials electronically filed pursuant to Rule 497(b) under the 1933 Act on February 29, 2016, under Accession No. 0000805650-16-000039.

PART C

OTHER INFORMATION

Item 15. Indemnification

The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a) and 12(a):

(1))	Copies of the charter of the Registrant as now in effect;

(a)

Amended and Restated Agreement and Declaration of Trust dated dated May 21, 2007

Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 28, 2008

(b)

Certificate of Amendment and Declaration of Trust of Franklin Managed Trust, a Delaware statutory trust, dated October 20, 2008

Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 26, 2009

(2)	Copies of the existing by-laws or corresponding instruments of the Registrant;

(a)

Amended and Restated By-Laws of Franklin Managed Trust dated May 21, 2007

Filing: Post-Effective Amendment No. 31 to Registration

Statement on Form N-1A

File No. 033-09994

Filing Date: January 28, 2008

(3)	Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

Not Applicable

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)

Agreement and Plan of Reorganization of the Franklin Managed Trust on behalf of Franklin Rising Dividends and Franklin Value Investors Trust on behalf of Franklin Large Cap Value Fund dated April 29, 2016

(5)

Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)

Article III, V, VI, VIII and X of Agreement and Declaration of Trust of the Registrant

Filing: Post-Effective Amendment No. 32 to

Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 26, 2009

(b) Articles II, VI, VII, and VIII of the By-Laws of the Registrant Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A File No. 033-09994 Filing Date: January 28, 2008

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)

Investment Management Agreement between Franklin Rising Dividends and Franklin Advisory Services, LLC dated January 26, 2000

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 30, 2001

(b)

Addendum dated February 24, 2015 to Investment Management Agreement made as of January 26, 2000 between the Registrant and Franklin Advisory Services, LLC

Filing: Post-Effective Amendment No. 46 to Registration Statement

on Form N-1A

File No. 033-09994

Filing Date: January 26, 2016

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)

Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated January 1, 2011

Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 28, 2011

(b)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 28, 2011

(8)

Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Registrant:  Franklin New York Tax-Free Trust

Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A

File No. 33-07785

Filing Date: March 1, 1996

(b)

Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 29, 1998

(c)

Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1998

Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 29, 2002

(d)

Amendment dated January 7, 2016 to Exhibit A of the Master Custody Agreement between Registrant and The Bank New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 26, 2016

(e)

Amendment dated May 16, 2001 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 29, 2002

(f)

Amendment dated January 7, 2016 to Schedule 1 of the Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and The Bank New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 26, 2016

(g)

Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 29, 2002

(h)

Amendment dated September 24, 2015  to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon dated May 16, 2001

Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 26, 2016

(i)

Amendment dated November 19, 2014 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon dated May 16, 2001

Filing: Post-Effective Amendment No. 44 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 26, 2015

(j)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Registrant:  Franklin New York Tax-Free Trust

Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A

File No. 033-07785

Filing Date: March 1, 1996

(k)

Amendment dated January 7, 2016 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 26, 2016

(10)

Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)

Amended and Restated Class A Distribution Plan between the Registrant, on behalf of Franklin Rising Dividends Fund and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: December 2, 2009

(b)

Amended And Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Rising Dividends Fund and Franklin/Templeton Distributors, Inc. dated July 13, 2009

Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: December 2, 2009

(c)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Rising Dividends Fund, and Franklin/Templeton Distributors, Inc. dated July 13, 2009

Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: December 2, 2009

(d)

Amended and Restated Multiple Class Plan for Franklin Rising Dividends Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: April 30, 2013

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a) Legal Opinion dated January 11, 2016 Filing: Registration Statement on Form N-14 File No. 333-208952 Filing Date: January 11, 2016

(12)

An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a) Tax Opinion dated May 20, 2016

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)

Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 and amended as of May 1, 2014, between Franklin Advisory Services, LLC and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 44 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 26, 2015

(b)

Amended and Restated Transfer Agent and Shareholder Services Agreement dated June 1, 2014 between Registrant and Franklin Templeton Investor Services, LLC

Filing: Post-Effective Amendment No. 44 to Registration Statement on Form N-1A

File No. 033-09994

Filing Date: January 26, 2015

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a) Consent of Independent Registered Public Accounting Firm on behalf of Franklin Rising Dividends Fund Filing: Registration Statement on Form N-14 File No. 333-208952 Filing Date: January 11, 2016

(b) Consent of Independent Registered Public Accounting Firm on behalf of Franklin Large Cap Value Fund Filing: Registration Statement on Form N-14 File No. 333-208952 Filing Date: January 11, 2016

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a) Powers of Attorney dated December 4, 2015 Filing: Registration Statement on Form N-14 File No. 333-208952 Filing Date: January 11, 2016

(17)	Any additional exhibits which the Registrant may wish to file.

(a) Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 44 to Registration Statement on Form N-1A File No. 033-09994 Filing Date: January 26, 2015

Item 17. Undertakings

(a)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-14 under Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Registration Statement to be signed on its behalf by the undersigned, in the City of San Mateo and the State of California, on the 16th day of June, 2016.

Franklin Managed Trust

(Registrant)

By: /s/STEVEN J. GRAY

Steven J. Gray

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Donald G. Taylor*	President and Chief Executive
Donald G. Taylor	Officer-Investment Management
Dated: June 16, 2016

Laura F. Fergerson*	Chief Executive Officer-Finance
Laura F. Fergerson	and Administration
Dated: June 16, 2016

Robert G. Kubilis*	Chief Financial Officer and Chief
Robert G. Kubilis	Accounting Officer
Dated: June 16, 2016

Edward I. Altman*	Trustee
Edward I. Altman	Dated: June 16, 2016

Ann Torre Bates*	Trustee
Ann Torre Bates	Dated: June 16, 2016

Burton J. Greenwald*	Trustee
Burton J. Greenwald	Dated: June 16, 2016

Gregory E. Johnson*	Trustee
Gregory E. Johnson	Dated: June 16, 2016

Jennifer M. Johnson*	Trustee
Jennifer M. Johnson	Dated: June 16, 2016

William J. Lippman*	Trustee
William J. Lippman	Dated: June 16, 2016

Keith Mitchell*__________	Trustee
Keith Mitchell	Dated: June 16, 2016

David W. Niemiec*	Trustee
David W. Niemiec	Dated: June 16, 2016

Charles Rubens II*	Trustee
Charles Rubens II	Dated: June 16, 2016

Jan Hopkins Trachtman*	Trustee
Jan Hopkins Trachtman	Dated: June 16, 2016

Robert E. Wade*	Trustee
Robert E. Wade	Dated: June 16, 2016

Gregory H. Williams*	Trustee
Gregory H. Williams	Dated: June 16, 2016

*By /s/STEVEN J. GRAY

Steven J. Gray

Attorney-in-Fact

(Pursuant to Powers of Attorney previously filed)

FRANKLIN MANAGED TRUST

N-14 REGISTRATION STATEMENT

EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION

EX.99.4(a)

Agreement and Plan of Reorganization between Franklin Managed Trust on behalf of Franklin Rising Dividends Fund and Franklin Value Investors Trust on behalf of Franklin Large Cap Value Fund dated April 29, 2016

Attached

EX-99.(12)(a)	Tax Opinion dated May 20, 2016	Attached